Subsequent Events (Details Narrative) (USD $)	12 Months Ended	1 Months Ended
	Jun. 30, 2013	Dec. 31, 2014 Patriot Business Park Future Sale sqft	Sep. 30, 2013 Patriot Business Park Future Sale
Pipeline gross revenues	$ 16,500,000
Patriot Business Park purchase price		2,000,000
Land acreage		4.4
Book value			$ 1,303,000